LONG-TERM LOANS AND OTHER BORROWINGS - Principal payments (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	$ 2,175	Rp 30,561	Rp 32,289
1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		8,581
2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		6,014
3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		4,827
4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		5,090
Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		6,049
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings		384	542
Two-step loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		148
Two-step loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		131
Two-step loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		105
Bonds and notes
Borrowings and other credit facilities
Long-term loans and other borrowings		6,991	7,467
Bonds and notes | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,199
Bonds and notes | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,097
Bonds and notes | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		2,695
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings		20,581	21,167
Bank loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		5,193
Bank loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		4,831
Bank loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		4,210
Bank loans | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,993
Bank loans | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		3,354
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings		2,605	Rp 3,113
Other borrowings | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		1,041
Other borrowings | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		1,052
Other borrowings | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		Rp 512